Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	scat2_SupplementTextBlock

SUN CAPITAL ADVISERS TRUST

SC BlackRock Inflation Protected Bond Fund

SC Goldman Sachs Short Duration Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 30, 2012

To the Initial Class and Service Class Prospectuses, each dated May 1, 2012

(as supplemented August 16, 2012 and November 23, 2012)

SC BlackRock Inflation Protected Bond Fund

The average annual total return shown for the Barclays Capital Global Real Estate Index: U.S. TIPS (the “Index”) on page 75 of the Initial Class prospectus and on page 76 of the Service Class prospectus is understated as 12.56% for the One Year period ended December 31, 2011 and as 8.07% for the Since Inception period ended December 31, 2012. The correct average annual total return for the Index for the One Year period ended December 31, 2011 is 13.56% and for the Since Inception period ended December 31, 2012 is 8.33%.

SC Goldman Sachs Short Duration Fund

The average annual total return shown for the Barclays Capital 1-3 Year U.S. Government/Credit Index (the “Index”) on page 80 of the Initial Class prospectus and on page 81 of the Service Class prospectus is understated as 2.36% for the Since Inception period ended December 31, 2012. The correct average annual total return for the Index for the Since Inception period ended December 31, 2012 is 2.73%.

SC BlackRock Inflation Protected Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scat2_SupplementTextBlock

SUN CAPITAL ADVISERS TRUST

SC BlackRock Inflation Protected Bond Fund

SC Goldman Sachs Short Duration Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 30, 2012

To the Initial Class and Service Class Prospectuses, each dated May 1, 2012

(as supplemented August 16, 2012 and November 23, 2012)

SC BlackRock Inflation Protected Bond Fund

The average annual total return shown for the Barclays Capital Global Real Estate Index: U.S. TIPS (the "Index") on page 75 of the Initial Class prospectus and on page 76 of the Service Class prospectus is understated as 12.56% for the One Year period ended December 31, 2011 and as 8.07% for the Since Inception period ended December 31, 2012. The correct average annual total return for the Index for the One Year period ended December 31, 2011 is 13.56% and for the Since Inception period ended December 31, 2012 is 8.33%.

SC Goldman Sachs Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scat2_SupplementTextBlock

SUN CAPITAL ADVISERS TRUST

SC BlackRock Inflation Protected Bond Fund

SC Goldman Sachs Short Duration Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 30, 2012

To the Initial Class and Service Class Prospectuses, each dated May 1, 2012

(as supplemented August 16, 2012 and November 23, 2012)

SC Goldman Sachs Short Duration Fund

The average annual total return shown for the Barclays Capital 1-3 Year U.S. Government/Credit Index (the "Index") on page 80 of the Initial Class prospectus and on page 81 of the Service Class prospectus is understated as 2.36% for the Since Inception period ended December 31, 2012. The correct average annual total return for the Index for the Since Inception period ended December 31, 2012 is 2.73%.